COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS) (Tables)	12 Months Ended
Dec. 31, 2022
COMPENSATION OF KEY MANAGEMENT PERSONNEL (INCLUDING DIRECTORS)
Schedule of compensation of key management personnel (including directors)

	Year ended
	December 31,
	2022	2021	2020
a. Balance:
Other accounts payables	181	170	195

b. Transactions:
Short-term employee benefits	2,531	2,108	1,919
Share-based payment benefits	1,179	883	69

Total	3,710	2,991	1,988